NEW ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Dec. 31, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
New Accounting Standards Issued but Not Yet Effective	New Accounting Standards Issued but Not Yet Effective
Certain pronouncements have been issued by the IASB that are mandatory for accounting periods after December 31, 2022:
•Classification of Liabilities as Current or Non-current (Amendments to IAS 1) effective for annual periods beginning on or after January 1, 2024.
•Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) effective for annual periods beginning on or after January 1, 2023.
•Definition of Accounting Estimates (Amendments to IAS 8) effective for annual periods beginning on or after January 1, 2023.
•Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12 Income Taxes) effective for annual periods beginning on or after January 1, 2023.
•Lease Liability in a Sale and Leaseback (Amendments to IFRS 16 Leases) effective for annual periods beginning on or after January 1, 2024.
•Sale or Contribution of Assets Between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28) amendments were to be applied prospectively for annual periods beginning on or after January 1, 2016, however, on December 17, 2015 the IASB decided to defer the effective date for these amendments indefinitely.
None of these pronouncements are expected to have a significant impact on the Company's consolidated financial statements upon adoption.